EP Emerging Markets Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 89.3%
	BRAZIL — 6.8%
325,000	Ambev S.A.	$1,021,295
550,000	B3 S.A. - Brasil Bolsa Balcao	1,732,998
250,000	Banco Bradesco S.A. - ADR	882,500
93,480	CI&T, Inc. - Class A *	557,141
754,890	Locaweb Servicos de Internet S.A. [1]	1,182,908
568,975	Lojas Quero Quero S.A. *	803,745
		6,180,587
	CHILE — 1.5%
80,000	Cia Cervecerias Unidas S.A. - ADR	1,338,400
	CHINA — 17.1%
259,965	Amoy Diagnostics Co., Ltd. - Class A	878,784
300,000	Anhui Conch Cement Co., Ltd. - Class H	905,670
2,700,000	China Forestry Holdings Co., Ltd. *,2	—
438,600	Chongqing Fuling Zhacai Group Co., Ltd. - Class A	1,159,349
1,000,000	CSPC Pharmaceutical Group Ltd.	835,272
25,000	ENN Energy Holdings Ltd.	303,870
652,995	Haitian International Holdings Ltd.	1,635,556
290,764	Hefei Meyer Optoelectronic Technology, Inc. - Class A	1,074,600
1,500,000	Industrial & Commercial Bank of China Ltd. - Class H	732,488
120,000	Lepu Medical Technology Beijing Co., Ltd. - Class A	349,778
9,200	Meituan - Class B *,1	175,629
10,000	NetEase, Inc. - ADR	1,087,400
92,000	Tencent Holdings Ltd.	4,228,426
25,000	Wuliangye Yibin Co., Ltd. - Class A	635,049
293,626	Yifeng Pharmacy Chain Co., Ltd. - Class A	1,562,896
		15,564,767
	HONG KONG — 0.9%
250,000	China Resources Gas Group Ltd.	866,058
	HUNGARY — 1.4%
50,000	Richter Gedeon Nyrt	1,261,279
	INDIA — 11.1%
30,000	AIA Engineering Ltd.	1,262,768
850,000	Castrol India Ltd.	1,496,876
400,000	City Union Bank Ltd.	648,512
639,575	EPL Ltd.	1,770,933
50,000	GMM Pfaudler Ltd.	897,386
30,000	Infosys Ltd. - ADR	499,800

EP Emerging Markets Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDIA (Continued)
15,200	L&T Technology Services Ltd. [1]	$747,393
60,390	Medplus Health Services Ltd. *	704,169
12,550	Metropolis Healthcare Ltd. [1]	209,366
32,060	Mphasis Ltd.	895,868
300,000	Oil India Ltd.	1,006,665
		10,139,736
	INDONESIA — 6.4%
55,000,000	Ace Hardware Indonesia Tbk P.T.	2,627,260
3,677,180	Bank BTPN Syariah Tbk P.T.	519,974
3,500,000	Indofood Sukses Makmur Tbk P.T.	1,700,354
550,000	United Tractors Tbk P.T.	1,004,783
		5,852,371
	MALAYSIA — 3.4%
3,297,550	Frontken Corp. Bhd	2,371,764
1,395,750	MR DIY Group M Bhd [1]	455,097
185,000	Petronas Chemicals Group Bhd	285,382
		3,112,243
	MEXICO — 4.3%
800,000	Bolsa Mexicana de Valores S.A.B. de C.V.	1,696,029
400,000	Kimberly-Clark de Mexico S.A.B. de C.V. - Class A	939,265
170,000	Regional S.A.B. de C.V. - Class A	1,324,366
		3,959,660
	PHILIPPINES — 1.5%
3,200,000	DMCI Holdings, Inc.	559,739
1,987,895	Wilcon Depot, Inc.	827,008
		1,386,747
	POLAND — 1.8%
15,000	Dino Polska S.A. *,1	1,670,380
	SINGAPORE — 0.7%
697,960	Nanofilm Technologies International Ltd.	598,656
	SOUTH AFRICA — 2.2%
164,662	JSE Ltd.	842,655
65,000	Mr Price Group Ltd.	572,264
90,000	Vodacom Group Ltd.	594,270
		2,009,189

EP Emerging Markets Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SOUTH KOREA — 9.2%
5,940	Chunbo Co., Ltd.	$888,052
9,050	Hansol Chemical Co., Ltd.	1,390,994
31,000	Kakao Games Corp. *	767,151
113,345	Koh Young Technology, Inc.	1,229,840
10,000	KT&G Corp.	647,079
13,920	LEENO Industrial, Inc.	1,841,391
2,200	NCSoft Corp.	477,282
10,000	S-1 Corp.	401,327
9,775	Tokai Carbon Korea Co., Ltd.	760,511
		8,403,627
	TAIWAN — 16.4%
550,000	Asia Cement Corp.	705,615
15,000	ASPEED Technology, Inc.	1,109,897
230,915	Chroma ATE, Inc.	2,034,027
400,000	Formosa Plastics Corp.	1,059,077
11,000	Largan Precision Co., Ltd.	762,978
35,000	MediaTek, Inc.	770,172
33,600	momo.com, Inc.	641,734
450,000	Nan Ya Plastics Corp.	1,002,790
40,000	Nien Made Enterprise Co., Ltd.	414,638
50,000	Novatek Microelectronics Corp.	676,177
50,000	Parade Technologies Ltd.	1,467,891
150,000	Realtek Semiconductor Corp. *	2,060,119
33,580	Silergy Corp.	355,188
75,000	Taiwan Semiconductor Manufacturing Co., Ltd.	1,354,320
10,000	Voltronic Power Technology Corp.	558,006
		14,972,629
	THAILAND — 2.4%
1,500,000	Thai Beverage PCL	682,321
1,912,380	TOA Paint Thailand PCL	1,522,566
		2,204,887
	UNITED KINGDOM — 1.5%
243,230	VTEX - Class A *	1,325,603
	URUGUAY — 0.7%
500	MercadoLibre, Inc. *	619,025
	TOTAL COMMON STOCKS
	(Cost $86,318,744)	81,465,844

EP Emerging Markets Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2023 (Unaudited)

Number of Shares		Value
	SHORT-TERM INVESTMENTS — 10.9%
9,965,526	Federated Hermes Treasury Obligations Fund - Institutional Class, 4.891% [3]	$9,965,526
	Total Short-Term Investments
	(Cost $9,965,526)	9,965,526
	TOTAL INVESTMENTS — 100.2%
	(Cost $96,284,270)	91,431,370
	Liabilities in Excess of Other Assets — (0.2)%	(156,770)
	TOTAL NET ASSETS — 100.0%	$91,274,600

ADR – American Depository Receipt
PCL – Public Company Limited

*Non-income producing security.
[1]Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $4,440,773, which represents 4.87% of Net Assets.
[2]Level 3 securities fair valued under procedures established by the Board of Trustees, represents 0.00% of Net Assets. The total value of these securities is $0.
[3]The rate is the annualized seven-day yield at period end.